Deferred Revenue	12 Months Ended
Dec. 31, 2023
Deferred Revenue [Abstract]
Deferred revenue

Note 30 — Deferred revenue

Deferred revenue, also known as unearned revenue, represents amounts received or invoiced in advance of delivering goods or rendering services. These amounts are recognized as revenue when the performance obligations under the contracts are fulfilled. The Company accounts for deferred revenue in accordance with IFRS –5 - Revenue from Contracts with Customers.

	December 31, 2023	December 31, 2022
	EUR	EUR
Current deferred revenue	481,912	224,248

For the year ended December 31, 2023, the current deferred revenue is attributed to UYBA, EUR186,094, Brera Milano, EUR278,544, and FKAP, EUR17,274, and for 2022 the deferred revenue balance of EUR224,248 was attributed to Brera Milano.